Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	May 01, 2011	Dec. 31, 2010	May 01, 2010	Dec. 31, 2009	May 01, 2009	Dec. 31, 2008	May 01, 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of common stock shares authorized to be acquired under stock options granted		912,000		890,000		954,000		592,000
Vesting period
Contractual term (in years)	4
Grant-date fair value per share of stock options	¥ 772		¥ 988		¥ 699		¥ 1,247
Recognized compensation cost for stock options	¥ 748		¥ 643		¥ 564
Total unrecognized compensation cost related to nonvested stock options	606
Weighted-average period over which unrecognized compensation cost related to nonvested stock options is expected to be recognized (in years)	0.84
Fair value of vested shares	547		696
Cash received from the exercise of stock options	¥ 216